UNITED STATES
SECURITI1 AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-8411

James Advantage Funds

(Exact name of registrant as specified in charter)

1349 Fairground Road, Beavercreek, Ohio 45385

(Address of principal executive offices)        (Zip code)

Barry R. James, P.O. Box 8, Alpha, Ohio 45301

(Name and address of agent for service)

Registrant's telephone number, including area code:	(937) 426-7640

Date of fiscal year end:        6/30

Date of reporting period:    12/31/08

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

James Advantage Funds Semi-Annual Report

Semi-Annual
Report

December 31, 2008
(Unaudited)

James Balanced: Golden Rainbow Fund

James Small Cap Fund

James Market Neutral Fund

James Equity Fund

James Mid Cap Fund

937 - 426 -7640

www.jamesfunds.com

LETTER TO SHAREHOLDERS
OF THE JAMES ADVANTAGE FUNDS

It was difficult to find any positive financial news in 2008 as the U.S. economy led the global economy into the most severe recession since the 1930s. The U.S. sub-prime crisis became a global crisis as financial institutions around the world suffered losses from their U.S. mortgage-backed investments. As economies in the West slowed, import demand from Asia, Africa and Latin America fell off sharply, sending economies with no exposure to the U.S.  sub-prime market into serious slowdowns. There were no safe stock markets this year. About the only investment vehicle that worked really well was the U.S. Treasury market, the only really safe harbor, and one used very extensively in the James Balanced: Golden Rainbow Fund.

The Markets Over the Past Six Months

Almost all the major indices suffered badly over the last six months of 2008: the S&P 500, the Russell 2000 and the S&P Mid Cap Value Indexes declined 28.48 percent, 26.95 percent and 30.23 percent respectively. Losses many thought impossible in today’s sophisticated investment arenas mounted all year as risk models failed and exposure to untested derivatives became a liability. The public learned new terms such as Credit Default Swap and Collateralized Debt Obligation. Stock market losses, of course, reflect and precede the decline in general economic conditions and the rising unemployment rate.

Investment Goals and Objectives

Preservation of capital in declining markets is one of the major objectives of The James Balanced: Golden Rainbow Fund. That was very hard to do in a world where stocks were collapsing around the world, corporate bonds and preferred stocks were falling in value and mortgage-backed bonds were equally spurned by investors. However the Fund did aggressively purchase long term U.S. Treasury securities, which the adviser had correctly identified as the only really good investment opportunity in the year. The Fund maintained very low equity levels, but to be consistent with the parameters stated in its Prospectus it cannot be out of the equity market. Consistent with its income objective, the Fund added some high quality municipal bonds, which were yielding more than U.S. Government bonds.

The James Equity Fund, The James Small Cap Fund and the James Mid Cap Fund do not have the ability to hold bonds or to significantly reduce equity levels for more than a short time period. These Funds are charged with being fully invested in stocks that follow the adviser’s basic value strategy, stocks that the adviser’s research determines are undervalued relative to the broader stock market.

The James Market Neutral Fund seeks to provide positive returns regardless of the returns on the stock market. To achieve its objective, the Fund uses a combination of holding stocks that the adviser believes to be undervalued and selling short stocks that are considered overvalued.  It may hold stocks held by the other four Funds.

Investment Philosophy

Since 1972, James Investment Research, Inc., adviser to the James Advantage Funds, has embraced conservative principles of investing. Experience has taught us that stocks with strong earnings growth, low valuations and other strong value traits are more likely to outperform the broad stock market over time, and we have found that preserving capital in down markets is very important in achieving long term growth. Our independent research is generally free of Wall Street hype and allows us to take a different path. We have found this to be very helpful where preservation of capital is a major objective, and also in avoiding economic sectors and industries at the center of a financial crisis.

Strategy for Meeting Fund Objectives

Every fall your Fund’s adviser, James Investment Research, Inc., updates and formalizes its Economic Outlook. That outlook helps to identify Sectors and Industries that the adviser believes to be better situated to prosper in the coming year. Our  Outlook for 2008  was very bleak and we warned of a recession. Under such a dire outlook, the Funds held higher levels of cash when possible, and avoided most businesses related to housing and brokerage. Bond durations were extended in the Balanced: Golden Rainbow, and that Fund increased sharply its holding of U.S. Treasury securities. The Fund held no positions in Fannie Mae or Freddie Mac, nor did it have exposure to preferred shares issued by the major banks or brokerage houses.

The Adviser’s research team had identified certain stocks, called Bear Defenders, that tend to hold up better in down markets. These are Value stocks that have more stable earnings and often resist sharp declines better than the broader market. The Equity Fund, the Small Cap Fund and the Mid Cap Fund cannot significantly reduce equity holdings for extended periods of time. While the defenders did not perform as expected in the fourth quarter, the adviser believes they will over the long run.

Fund Performance

The James Balanced: Golden Rainbow Fund declined by 5.53 percent for the twelve months ending December 31, 2008. While a negative return is never satisfying to the Fund’s portfolio managers, the 5.53 percent loss was very good compared with the Fund’s balanced blend benchmark (the S&P 500, the Russell 2000 and the Lehman Intermediate Gov/Credit Bond Index) loss of 16.73 percent. The Fund was able to achieve these results with the use of heavy positions in Long term U.S. Treasury securities, lower equity levels overall and solid equity research.  The Fund paid an ordinary dividend every quarter in 2008 and a very small ($0.0009/share) long term capital gains dividend in December.

The James Equity Fund suffered along with the broader market in 2008, dropping 39.04 percent. Its benchmark, the S&P 500, declined by 37.00 percent and most major indexes also posted similar declines. Investors should be aware that the U.S. stock market’s declines, while extremely painful, were not as severe as the declines in most foreign markets. For example, China’s markets fell over 60 percent, as did many stock markets in Asia and Latin America. The Equity Fund had reduced its exposure to international holdings very significantly and avoided those additional problems. The Fund’s efforts to reduce equity levels earlier in the year resulted in a long term capital gains distribution of $0.87 cents/share in December.

The James Small Cap Fund also performed pretty much in line with its benchmark, the Russell 2000. The Fund declined by 35.70 percent compared with a decline of 33.80 percent on the benchmark. Unlike the sharp declines in stocks in 2000-2002, small caps did not buck the trend set by the large caps this time and the pain was felt across all market capitalizations. Higher cash levels helped generate income for ordinary income distributions in March and June and the Fund paid no long term capital gains distribution in 2008.

The James Mid Cap Fund declined by 34.88 percent in 2008, compared with a decline of 34.77 percent by its benchmark, the S&P Mid Cap Value. The Fund paid an ordinary income distribution in December of $0.005/share and paid no capital gains distribution in 2008.

The James Market Neutral Fund lost 5.03 percent in 2008 versus a return of 2.06 percent on its benchmark, the 90 day U.S. Treasury Bill. The Market Neutral strives to have a positive return regardless of the direction of the stock market, but the stocks sold short in the fourth quarter did not perform as the porfolio mangers had expected. The Fund paid an ordinary dividend of $0.0048/share in December.

Expectations for the Future

As 2008 came to a close the Adviser’s array of risk indicators was mixed.  The recent sharp declines in the markets, the growing attractiveness of stocks, seasonal factors and the preponderance of stock market bears underlie a very strong tilt to the bullish side in the Adviser’s intermediate risk indicators, signaling a strong rally in the first part of 2008. In addition, the new Obama administration is signaling additional fiscal stimulus, which may be helpful in some sectors. However the long term risk indicators remain in the bearish camp as the problems stemming from the bursting of the housing bubble will take years to fix and the additional problems created by efforts to fix the current ones, fiscal and monetary, will come back to haunt us at some point in the future. Both the bulls and the bears may stampede in 2009; investors are advised to maintain caution and seek the counsel of management styles that have proven successful in difficult times.

/s/ Thomas L. Mangan

Thomas L. Mangan
Chief Financial Officer

Average Annual Total Returns
As of December 31, 2008
	Six Months**	One Year	Five Years	Ten Years	Since Inception
James Balanced: Golden Rainbow Fund	-4.79%	-5.53%	6.27%	5.84%	8.18%
Standard & Poor’s 500 Index	-28.48%	-37.00%	-2.19%	-1.38%	7.34%
Blended Index*	-12.76%	-16.73%	1.66%	3.60%	7.48%
(Inception 7/1/91)
James Small Cap Fund	-30.04%	-35.70%	-1.63%	3.19%	4.37%
Russell 2000 Index	-26.95%	-33.80%	-0.93%	3.02%	4.86%
(Inception 10/2/98)
James Market Neutral Fund	-4.80%	-5.03%	3.40%	2.71%	2.84%
90-Day U.S. Treasury Bill Index	0.85%	2.06%	3.25%	3.45%	3.47%
(Inception 10/2/98)
James Equity Fund	-33.51%	-39.04%	0.61%	NA	-3.39%
Standard & Poor’s 500 Index	-28.48%	-37.00%	-2.19%	NA	-2.72%
(Inception 11/1/99)
James Mid Cap Fund	-34.76%	-34.88%	NA	NA	-13.27%
Standard & Poor’s 400 Value Index	-30.23%	-34.77%	NA	NA	-12.30%
(Inception 6/30/06)

Past performance is not predictive of future results. The performance of the above Funds does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Current performance may be lower or higher than the performance data quoted. Please call 1-800-995-2637 for most recent month-end performance information.

*
The Blended Index is comprised of a 25% weighting in the Standard & Poor’s 500 Index, a 25% weighting in the Russell 2000 Index and a 50% weighting in the Lehman Brothers Intemediate Government/Credit Index.

**	Returns not annualized.

JAMES ADVANTAGE FUNDS
REPRESENTATION OF PORTFOLIOS OF INVESTMENTS
December 31, 2008 (Unaudited)

The illustrations below provide the industry sectors for the James Balanced:  Golden Rainbow Fund, James Small Cap Fund, James Market Neutral Fund, James Equity Fund and James Mid Cap Fund.

James Balanced: Golden Rainbow Fund
Industry Sector Allocation (% of Net Assets)

James Small Cap Fund
Industry Sector Allocation (% of Net Assets)

JAMES ADVANTAGE FUNDS
REPRESENTATION OF PORTFOLIOS OF INVESTMENTS
(Continued)

James Market Neutral Fund
Industry Sector Allocation (% of Net Assets)
(Cash, Cash Equivalents and Other Assets in Excess of Liabilities not included)

James Equity Fund
Industry Sector Allocation (% of Net Assets)

JAMES ADVANTAGE FUNDS
REPRESENTATION OF PORTFOLIOS OF INVESTMENTS
(Continued)

James Mid Cap Fund
Industry Sector Allocation (% of Net Assets)

JAMES ADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2008 (Unaudited)

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Market Neutral Fund	James Equity Fund	James Mid Cap Fund
ASSETS
Investment securities:
At cost	$617,198,872	$130,354,426	$53,396,717	$13,080,403	$6,003,521
At value	$636,577,772	$103,928,609	$47,859,672	$11,063,647	$4,388,179
Segregated cash with brokers	—	—	29,504,571	—	—
Cash	10,640,972	893,190	1,297,434	31,941	138,113
Dividends and interest receivable	4,589,530	135,933	24,673	11,236	6,154
Receivable for securities sold	—	1,989,981	—	—	—
Receivable for capital shares sold	5,527,259	119,405	443,092	16,640	8
Other assets	38,309	52,484	—	3,885	1,305
TOTAL ASSETS	657,373,842	107,119,602	79,129,442	11,127,349	4,533,759
LIABILITIES
Dividends payable	86,309	—	2,491	—	—
Payable for securities sold short
(proceeds $37,612,225)	—	—	29,265,399	—	—
Payable for dividends on
securities sold short	—	—	9,174	—	—
Payable for capital shares redeemed	1,422,176	376,213	144,600	48,381	2
Payable for securities purchased	2,685,871	—	193,657	660,104	115,272
Accrued expenses:
Management fees	380,991	105,953	73,366	7,195	1,084
12b-1 distribution and service fees	—	—	16,364	—	—
Trustees’ fees	11,251	—	—	—	—
Other affiliates	70,601	—	—	—	—
Other	49,673	—	—	—	—
TOTAL LIABILITIES	4,706,872	482,166	29,705,051	715,680	116,358
NET ASSETS	$652,666,970	$106,637,436	$49,424,391	$10,411,669	$4,417,401
NET ASSETS CONSIST OF:
Paid-in capital	$634,848,864	$176,257,281	$50,739,548	$13,021,569	$6,347,826
Accumulated net investment
income (loss)	(17,402)	260,308	(495,779)	26,662	—
Accumulated net realized losses
from security transactions	(1,543,392)	(43,454,336)	(3,629,159)	(619,806)	(315,083)
Net unrealized appreciation (depreciation)
on investments and securities sold short	19,378,900	(26,425,817)	2,809,781	(2,016,756)	(1,615,342)
NET ASSETS	$652,666,970	$106,637,436	$49,424,391	$10,411,669	$4,417,401
Shares of beneficial interest outstanding
(unlimited number of shares
authorized, no par)	38,244,064	7,607,062	4,223,536	1,686,786	635,955
Net asset value, offering price and
redemption price per share	$17.07	$14.02	$11.70	$6.17	$6.95

See accompanying notes to financial statements.

JAMES ADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2008 (Unaudited)

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Market Neutral Fund	James Equity Fund	James Mid Cap Fund
INVESTMENT INCOME
Dividends (Net of withholding
taxes of $3,681, $3,032, $1,879,
$122 and $326, respectively)	$2,306,649	$1,247,998	$302,289	$129,449	$41,300
Interest	5,788,008	98,864	129,131	4,353	1,177
TOTAL INVESTMENT INCOME	8,094,657	1,346,862	431,420	133,802	42,477

EXPENSES
Management fees	1,961,196	877,548	409,861	73,284	24,048
12b-1 distribution and service fees	662,565	176,654	61,115	15,801	5,954
Dividend expense on
securities sold short	—	—	108,115	—	—
Servicing fees	255,540	—	—	—	—
Professional fees	37,052	—	—	—	—
Trustees’ fees	7,798	5,720	5,720	5,720	5,720
Registration fees	31,542	—	—	—	—
Custodian fees and expenses	19,597	—	—	—	—
Shareholder report
printing and mailing	17,602	—	—	—	—
Postage and supplies	2,652	—	—	—	—
Compliance fees and expenses	4,133	—	—	—	—
Other expenses	3,018	—	—	—	—
TOTAL EXPENSES	3,002,695	1,059,922	584,811	94,805	35,722
NET INVESTMENT
INCOME (LOSS)	5,091,962	286,940	(153,391)	38,997	6,755
REALIZED AND UNREALIZED
GAINS (LOSSES)
ON INVESTMENTS
Net realized gains (losses)
from security transactions	379,003	(10,441,841)	(4,365,881)	(632,141)	(31,013)
Net realized gains on
closed short positions	—	—	8,883,217	—	—
Net change in unrealized
appreciation/depreciation on
investments and securities sold short	(22,717,846)	(40,484,084)	(6,957,988)	(4,682,545)	(1,991,961)
NET REALIZED AND
UNREALIZED LOSSES
ON INVESTMENTS	(22,338,843)	(50,925,925)	(2,440,652)	(5,314,686)	(2,022,974)
NET DECREASE IN NET
ASSETS RESULTING
FROM OPERATIONS	$(17,246,881)	$(50,638,985)	$(2,594,043)	$(5,275,689)	$(2,016,219)

See accompanying notes to financial statements.

JAMES BALANCED:  GOLDEN RAINBOW FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2008 (Unaudited)	Year Ended June 30, 2008
FROM OPERATIONS
Net investment income	$5,091,962	$8,495,832
Net realized gains (losses) from security transactions	379,003	(767,702)
Net change in unrealized appreciation/depreciation on investments	(22,717,846)	1,696,416
Net increase (decrease) in net assets from operations	(17,246,881)	9,424,546

FROM DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	(5,009,242)	(8,538,436)
Distributions from net realized gains	(30,798)	(6,758,977)
Decrease in net assets from distributions to shareholders	(5,040,040)	(15,297,413)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	311,387,464	225,189,882
Net asset value of shares issued in reinvestment of distributions to shareholders	4,851,129	14,632,263
Payments for shares redeemed	(119,978,510)	(96,919,708)
Net increase in net assets from capital share transactions	196,260,083	142,902,437

TOTAL INCREASE IN NET ASSETS	173,973,162	137,029,570

NET ASSETS
Beginning of period	478,693,808	341,664,238
End of period	$652,666,970	$478,693,808

ACCUMULATED NET INVESTMENT LOSS	$(17,402)	$(79,529)

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	18,749,536	12,309,745
Shares issued in reinvestment of distributions to shareholders	284,540	797,396
Shares redeemed	(7,245,868)	(5,289,755)
Net increase in shares outstanding	11,788,208	7,817,386
Shares outstanding, beginning of period	26,455,856	18,638,470
Shares outstanding, end of period	38,244,064	26,455,856

See accompanying notes to financial statements.

JAMES SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2008 (Unaudited)	Year Ended June 30, 2008
FROM OPERATIONS
Net investment income	$286,940	$1,029,102
Net realized losses from security transactions	(10,441,841)	(26,756,214)
Net change in unrealized appreciation/depreciation on investments	(40,484,084)	(28,143,795)
Net decrease in net assets from operations	(50,638,985)	(53,870,907)

FROM DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	—	(1,055,734)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	14,384,622	72,308,744
Net asset value of shares issued in reinvestment of distributions to shareholders	—	1,010,437
Payments for shares redeemed	(35,023,057)	(167,944,495)
Net decrease in net assets from capital share transactions	(20,638,435)	(94,625,314)

TOTAL DECREASE IN NET ASSETS	(71,277,420)	(149,551,955)

NET ASSETS
Beginning of period	177,914,856	327,466,811
End of period	$106,637,436	$177,914,856

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$260,308	$(5,685)

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	893,936	3,242,422
Shares issued in reinvestment of distributions to shareholders	—	47,255
Shares redeemed	(2,166,105)	(7,743,880)
Net decrease in shares outstanding	(1,272,169)	(4,454,203)
Shares outstanding, beginning of period	8,879,231	13,333,434
Shares outstanding, end of period	7,607,062	8,879,231

See accompanying notes to financial statements.

JAMES MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2008 (Unaudited)	Year Ended June 30, 2008
FROM OPERATIONS
Net investment income (loss)	$(153,391)	$338,664
Net realized gains (losses) from:
Security transactions	(4,365,881)	(1,371,210)
Closed short positions	8,883,217	2,200,212
Net change in unrealized appreciation/depreciation on investments	(6,957,988)	(207,385)
Net increase (decrease) in net assets from operations	(2,594,043)	960,281

FROM DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	(39,280)	(629,826)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	28,136,708	19,847,279
Net asset value of shares issued in reinvestment of distributions to shareholders	36,789	592,984
Payments for shares redeemed	(26,404,988)	(22,008,205)
Net increase (decrease) in net assets from capital share transactions	1,768,509	(1,567,942)

TOTAL DECREASE IN NET ASSETS	(864,814)	(1,237,487)

NET ASSETS
Beginning of period	50,289,205	51,526,692
End of period	$49,424,391	$50,289,205

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(495,779)	$1,963

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	2,342,929	1,618,095
Shares issued in reinvestment of distributions to shareholders	3,144	48,663
Shares redeemed	(2,212,227)	(1,809,295)
Net increase (decrease) in shares outstanding	133,846	(142,537)
Shares outstanding, beginning of period	4,089,690	4,232,227
Shares outstanding, end of period	4,223,536	4,089,690

See accompanying notes to financial statements.

JAMES EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2008 (Unaudited)	Year Ended June 30, 2008
FROM OPERATIONS
Net investment income	$38,997	$47,746
Net realized gains (losses) from security transactions	(632,141)	2,276,455
Net change in unrealized appreciation/depreciation on investments	(4,682,545)	(5,165,551)
Net decrease in net assets from operations	(5,275,689)	(2,841,350)

FROM DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	—	(60,087)
Distributions from net realized gains	(1,230,653)	—
Decrease in net assets from distributions to shareholders	(1,230,653)	(60,087)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,585,501	3,690,993
Net asset value of shares issued in reinvestment of distributions to shareholders	1,224,762	59,595
Payments for shares redeemed	(2,105,860)	(10,508,250)
Net increase (decrease) in net assets from capital share transactions	704,403	(6,757,662)

TOTAL DECREASE IN NET ASSETS	(5,801,939)	(9,659,099)

NET ASSETS
Beginning of period	16,213,608	25,872,707
End of period	$10,411,669	$16,213,608

ACCUMULATED NET INVESTMENT INCOME	$26,662	$—

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	216,076	317,675
Shares issued in reinvestment of distributions to shareholders	223,905	5,227
Shares redeemed	(261,017)	(922,746)
Net increase (decrease) in shares outstanding	178,964	(599,844)
Shares outstanding, beginning of period	1,507,822	2,107,666
Shares outstanding, end of period	1,686,786	1,507,822

See accompanying notes to financial statements.

JAMES MID CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2008 (Unaudited)	Year Ended June 30, 2008
FROM OPERATIONS
Net investment income	$6,755	$525
Net realized losses from security transactions	(31,013)	(288,284)
Net change in unrealized appreciation/depreciation on investments	(1,991,961)	(318,254)
Net decrease in net assets from operations	(2,016,219)	(606,013)

FROM DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	(3,066)	(4,782)
Distributions from net realized gains	—	(14,003)
Decrease in net assets from distributions to shareholders	(3,066)	(18,785)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	935,273	1,940,359
Net asset value of shares issued in reinvestment of distributions to shareholders	3,066	18,776
Payments for shares redeemed	(503,530)	(1,773,538)
Net increase in net assets from capital share transactions	434,809	185,597

TOTAL DECREASE IN NET ASSETS	(1,584,476)	(439,201)

NET ASSETS
Beginning of period	6,001,877	6,441,078
End of period	$4,417,401	$6,001,877

ACCUMULATED NET INVESTMENT INCOME	$—	$525

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	131,384	175,142
Shares issued in reinvestment of distributions to shareholders	441	1,700
Shares redeemed	(58,765)	(164,564)
Net increase in shares outstanding	73,060	12,278
Shares outstanding, beginning of period	562,895	550,617
Shares outstanding, end of period	635,955	562,895

See accompanying notes to financial statements.

JAMES BALANCED:  GOLDEN RAINBOW FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2008		Year Ended June 30,
	(Unaudited)		2008	2007	2006	2005	2004
Net asset value at beginning of period	$18.09		$18.33	$17.32	$17.18	$15.28	$13.72

Income (loss) from investment operations:
Net investment income	0.16		0.40	0.39	0.34	0.26	0.26
Net realized and unrealized
gains (losses) on investments	(1.03)		0.11	1.34	0.75	1.95	1.56
Total from investment operations	(0.87)		0.51	1.73	1.09	2.21	1.82

Less distributions:
From net investment income	(0.15)		(0.40)	(0.40)	(0.34)	(0.26)	(0.26)
From net realized gains on investments	0.00	(A)	(0.35)	(0.32)	(0.61)	(0.05)	(0.00	)(A)
Total distributions	(0.15)		(0.75)	(0.72)	(0.95)	(0.31)	(0.26)

Net asset value at end of period	$17.07		$18.09	$18.33	$17.32	$17.18	$15.28

Total return	(4.79%	)(B)	2.76%	10.13%	6.48%	14.56%	13.32%

Net assets at end of period (000’s)	$652,667		$478,694	$341,664	$268,766	$147,605	$83,893

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.13%	(C)	1.18%	1.18%	1.21%	1.26%	1.28%

Ratio of net investment income
to average net assets	1.91%	(C)	2.20%	2.24%	2.11%	1.70%	1.77%

Portfolio turnover rate	22%	(C)	53%	92%	68%	36%	29%

(A)  Amount rounds to less than $0.005.
(B)  Not annualized.
(C)  Annualized.

See accompanying notes to financial statements.

JAMES SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2008		Year Ended June 30,
	(Unaudited)		2008	2007		2006	2005	2004
Net asset value at beginning of period	$20.04		$24.56	$23.28		$20.46	$18.66	$13.43

Income (loss) from investment operations:
Net investment income (loss)	0.04		0.10	0.11		(0.04)	0.05	0.01
Net realized and unrealized gains
(losses) on investments	(6.06)		(4.52)	1.50		3.19	2.65	5.26
Total from investment operations	(6.02)		(4.42)	1.61		3.15	2.70	5.27

Less distributions:
From net investment income	—		(0.10)	(0.11)		(0.04)	—	(0.01)
From net realized gains on investments	—		—	(0.22)		(0.30)	(1.00)	(0.05)
Total distributions	—		(0.10)	(0.33)		(0.34)	(1.00)	(0.06)

Paid-in capital from redemption fees (A)	—		—	0.00	(B)	0.01	0.10	0.02

Net asset value at end of period	$14.02		$20.04	$24.56		$23.28	$20.46	$18.66

Total return	(30.04%	)(C)	(18.03% )	6.97%		15.59%	15.39%	39.47%

Net assets at end of period (000’s)	$106,637		$177,915	$327,467		$170,490	$54,489	$13,186

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.50%	(D)	1.50%	1.50%		1.50%	1.50%	1.50%

Ratio of net investment income (loss)
to average net assets	0.41%	(D)	0.42%	0.54%		(0.25% )	0.45%	0.05%

Portfolio turnover rate	45%	(D)	54%	104%		59%	94%	45%

(A)	Amount calculated based on average shares outstanding throughout the period. Effective February 21, 2007, the redemption fee was eliminated.
(B)	Amount rounds to less than $0.005.
(C)	Not annualized.
(D)	Annualized.

See accompanying notes to financial statements.

JAMES MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2008		Year Ended June 30,
	(Unaudited)		2008	2007		2006	2005	2004
Net asset value at beginning of period	$12.30		$12.17	$12.69		$12.27	$11.02	$9.97

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		0.11	0.40		0.17	0.01	(0.13)
Net realized and unrealized gains
(losses) on investments	(0.56)		0.20	(0.51)		0.42	1.23	1.18
Total from investment operations	(0.59)		0.31	(0.11)		0.59	1.24	1.05

Less distributions:
From net investment income	(0.01)		(0.18)	(0.41)		(0.18)	—	—

Paid-in capital from redemption fees(A)	—		—	0.00	(B)	0.01	0.01	0.00	(B)

Net asset value at end of period	$11.70		$12.30	$12.17		$12.69	$12.27	$11.02

Total return	(4.80%	)(D)	2.60%	(0.84%	)	4.94%	11.34%	10.53%

Net assets at end of period (000’s)	$49,424		$50,289	$51,527		$75,218	$47,303	$12,528

Ratios/Supplemental Data:
Ratio of net expenses to average
net assets, excluding dividends
on securities sold short	1.95%	(E)	1.91%	1.94%		1.95%	1.95%	1.95%

Ratio of dividend expense
on securities sold short	0.44%	(E)	0.90%	0.32%		0.62%	0.42%	0.64%

Ratio of net expenses to average net assets	2.39%	(E)	2.81%	2.26%		2.57%	2.37%	2.59%

Ratio of net investment income (loss)
to average net assets	(0.63%	)(E)	0.74%	3.21%		1.52%	0.11%	(1.43%	)

Portfolio turnover rate(C)	39%	(E)	79%	57%		27%	35%	13%

(A)	Amount calculated based on average shares outstanding throughout the period. Effective February 21, 2007, the redemption fee was eliminated.
(B)	Amount rounds to less than $0.005.
(C)	Calculation does not include short positions or short transactions. Portfolio turnover rate would be higher if included.
(D)	Not annualized.
(E)	Annualized.

See accompanying notes to financial statements.

JAMES EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2008		Year Ended June 30,
	(Unaudited)		2008	2007		2006		2005		2004
Net asset value at beginning of period	$10.75		$12.28	$11.04		$8.89		$7.36		$6.18

Income (loss) from investment operations:
Net investment income	0.03		0.03	0.04		0.01		0.01		0.02
Net realized and unrealized gains
(losses) on investments	(3.74)		(1.53)	1.24		2.16		1.53		1.18
Total from investment operations	(3.71)		(1.50)	1.28		2.17		1.54		1.20

Less distributions:
From net investment income	—		(0.03)	(0.04)		(0.01)		(0.01)		(0.02)
From net realized gains on investments	(0.87)		—	—		—		—		—
From distributions in excess
of net investment income	—		—	—		(0.01)		—		—
Total distributions	(0.87)		(0.03)	(0.04)		(0.02)		(0.01)		(0.02)

Paid-in capital from redemption fees(A)	—		—	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)

Net asset value at end of period	$6.17		$10.75	$12.28		$11.04		$8.89		$7.36

Total return	(33.51%	)(C)	(12.20% )	11.59%		24.45%		20.96%		19.38%

Net assets at end of period (000’s)	$10,412		$16,214	$25,873		$33,792		$16,833		$7,249

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.50%	(D)	1.50%	1.50%		1.50%		1.50%		1.50%

Ratio of net investment income
to average net assets	0.62%	(D)	0.23%	0.30%		0.06%		0.22%		0.25%

Portfolio turnover rate	55%	(D)	50%	58%		43%		33%		70%

(A)	Amount calculated based on average shares outstanding throughout the period. Effective February 21, 2007, the redemption fee was eliminated.
(B)	Amount rounds to less than $0.005.
(C)	Not annualized.
(D)	Annualized.

See accompanying notes to financial statements.

JAMES MID CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2008		Year ended June 30,
	(Unaudited)		2008		2007
Net asset value at beginning of period	$10.66		$11.70		$10.00

Income (loss) from investment operations:
Net investment income	0.01		0.00	(A)	0.04
Net realized and unrealized gains (losses) on investments	(3.72)		(1.01)		1.70
Total from investment operations	(3.71)		(1.01)		1.74

Less distributions:
From net investment income	0.00	(A)	(0.01)		—
From net realized gains on investments	—		(0.02)		(0.04)
Total distributions	—	(A)	(0.03)		(0.04)

Paid-in capital from redemption fees(B)	—		—		0.00	(A)

Net asset value at end of period	$6.95		$10.66		$11.70

Total return	(34.76%	)(C)	(8.61%	)	17.41%

Net assets at end of period (000’s)	$4,417		$6,002		$6,441

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.50%	(D)	1.48%		1.49%

Ratio of net investment income to average net assets	0.28%	(D)	0.01%		0.40%

Portfolio turnover rate	18%	(D)	55%		53%

(A)	Amount rounds to less than $0.005.
(B)	Amount calculated based on average shares outstanding throughout the period. Effective February 21, 2007, the redemption fee was eliminated.
(C)	Not annualized.
(D)	Annualized.

See accompanying notes to financial statements.

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

Shares	COMMON STOCKS — 43.0%	Value
	BASIC MATERIALS — 5.2%
15,000	Alliance Resource Partners, L.P.	$403,200
5,000	Barrick Gold Corporation	183,850
155,000	Celanese Corporation	1,926,650
127,500	Dow Chemical Company	1,923,975
116,800	FMC Corporation	5,224,464
38,000	Foster (L.B.) Company - Class A*	1,188,640
15,000	Kinross Gold Corporation	276,300
151,000	Methanex Corporation	1,697,240
46,000	Newmont Mining Corporation	1,872,200
133,000	Nucor Corporation	6,144,600
13,500	Potash Corporation of Saskatchewan	988,470
70,000	PPG Industries, Inc.	2,970,100
117,000	RPM International, Inc.	1,554,930
130,700	Schnitzer Steel Industries, Inc. - Class A	4,920,855
30,000	Terra Nitrogen Company, L.P.	2,842,800
		34,118,274
	CONSUMER, CYCLICAL — 5.9%
70,000	Best Buy Company, Inc.	1,967,700
105,000	BJ’s Wholesale Club, Inc.*	3,597,300
95,000	Bob Evans Farms, Inc.	1,940,850
160,000	Dollar Tree, Inc.*	6,688,000
75,000	JAKKS Pacific, Inc.*	1,547,250
104,000	McDonald’s Corporation	6,467,760
105,000	Netflix, Inc.*	3,138,450
30,000	NIKE, Inc. - Class B	1,530,000
90,000	The Buckle, Inc.	1,963,800
115,000	The Gymboree Corporation*	3,000,350
30,000	The Home Depot, Inc.	690,600
74,000	Wal-Mart Stores, Inc.	4,148,440
84,000	Walt Disney Company	1,905,960
		38,586,460
	CONSUMER, NON-CYCLICAL — 7.8%
120,000	Archer-Daniels-Midland Company	3,459,600
18,000	Baxter International, Inc.	964,620
103,200	Brink’s Home Security Holdings, Inc.*	2,262,144
17,000	Bunge Ltd.	880,090
95,000	Cal-Maine Foods, Inc.	2,726,500
50,000	Caraco Pharmaceutical Laboratories, Ltd.*	296,000
36,000	Corn Products International, Inc.	1,038,600
300,000	Darling International, Inc.*	1,647,000
10,000	Del Monte Foods Company	71,400
105,000	EZCORP, Inc. - Class A*	1,597,050
73,000	Fresh Del Monte Produce, Inc.*	1,636,660

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	COMMON STOCKS — 43.0% (Continued)	Value
	CONSUMER, NON-CYCLICAL — 7.8% (Continued)
11,000	Hewitt Associates, Inc. - Class A*	$312,180
117,700	Ingles Markets, Inc. - Class A	2,070,343
244,700	Kroger Company	6,462,526
9,000	Manpower, Inc.	305,910
154,000	Merck & Company, Inc.	4,681,600
200,000	Omega Protein Corporation*	802,000
100,000	PepsiAmericas, Inc.	2,036,000
280,000	Pfizer, Inc.	4,958,800
30,000	Sara Lee Corporation	293,700
15,000	The Boston Beer Company, Inc. - Class A*	426,000
123,200	The Brink’s Company	3,311,616
25,000	The Toro Company	825,000
125,000	Tupperware Brands Corporation	2,837,500
97,700	Watson Wyatt Worldwide, Inc.	4,672,014
		50,574,853
	ENERGY — 2.7%
20,000	Apache Corporation	1,490,600
110,000	Bolt Technology Corporation*	765,600
49,140	Chevron Corporation	3,634,886
44,000	Devon Energy Corporation	2,891,240
49,300	Exxon Mobil Corporation	3,935,619
63,700	Hess Corporation	3,416,868
80,000	Mariner Energy, Inc.*	816,000
50,000	Stone Energy Corporation*	551,000
10,000	Valero Energy Corporation	216,400
		17,718,213
	FINANCIAL — 4.8%
230,000	American Financial Group, Inc.	5,262,400
105,000	American Physicians Capital, Inc.	5,050,500
160,000	Amerisafe, Inc.*	3,284,800
102,346	AmTrust Financial Services, Inc.	1,187,214
80,000	Assurant, Inc.	2,400,000
90,000	iShares Dow Jones U.S. Financial Sector Index Fund	4,089,600
77,000	Knight Capital Group, Inc. - Class A*	1,243,550
75,000	RenaissanceRe Holdings, Ltd.	3,867,000
179,900	Rent-A-Center, Inc.*	3,175,235
22,000	Unum Group	409,200
40,750	W.R. Berkley Corporation	1,263,250
		31,232,749
	INDUSTRIAL — 5.9%
70,000	AGCO Corporation*	1,651,300
110,000	Ampco-Pittsburgh Corporation	2,387,000
115,000	CSX Corporation	3,734,050
101,700	Cummins, Inc.	2,718,441
35,000	Deere & Company	1,341,200

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	COMMON STOCKS — 43.0% (Continued)	Value
	INDUSTRIAL — 5.9% (Continued)
60,000	Eaton Corporation	$2,982,600
25,000	Fluor Corporation	1,121,750
91,000	Gardner Denver, Inc.*	2,123,940
248,000	GrafTech International Ltd.*	2,063,360
40,000	Greif, Inc. - Class A	1,337,200
50,000	GulfMark Offshore, Inc.*	1,189,500
15,000	Johnson Controls, Inc.	272,400
110,000	Norfolk Southern Corporation	5,175,500
151,700	Owens-Illinois, Inc.*	4,145,961
66,900	Parker Hannifin Corporation	2,845,926
170,000	TBS International Ltd. - Class A*	1,705,100
102,000	The Timken Company	2,002,260
		38,797,488
	TECHNOLOGY — 6.1%
150,000	Arrow Electronics, Inc.*	2,826,000
75,000	Avnet, Inc.*	1,365,750
17,500	Ceradyne, Inc.*	355,425
75,000	CIBER, Inc.*	360,750
180,000	Hewlett-Packard Company	6,532,200
75,000	Hurco Companies, Inc.*	900,000
125,000	Integral Systems, Inc.*	1,506,250
82,000	International Business Machines Corporation (IBM)	6,901,120
68,000	Lockheed Martin Corporation	5,717,440
72,500	Northrop Grumman Corporation	3,265,400
10,000	Orbital Sciences Corporation*	195,300
200,214	Seagate Technology	886,948
30,000	Sierra Wireless, Inc.*	174,900
125,000	Triumph Group, Inc.	5,307,500
254,500	Western Digital Corporation*	2,914,025
		39,209,008
	UTILITIES — 4.6%
75,000	Alliant Energy Corporation	2,188,500
115,000	American Electric Power Company, Inc.	3,827,200
200,000	AT&T, Inc.	5,700,000
145,000	CenturyTel, Inc.	3,962,850
20,000	DTE Energy Company	713,400
47,000	Edison International	1,509,640
95,800	Energen Corporation	2,809,814
31,700	FirstEnergy Corporation	1,539,986
95,000	MDU Resources Group, Inc.	2,050,100
60,000	Sempra Energy	2,557,800
72,200	The Laclede Group, Inc.	3,381,848
		30,241,138

	TOTAL COMMON STOCKS	$280,478,183

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	INTERNATIONAL EQUITY FUNDS — 0.2%	Value
15,000	iShares MSCI EMU Index Fund	$459,150
87,000	iShares MSCI Japan Index Fund	835,200
20,000	iShares MSCI Taiwan Index Fund	151,800

	TOTAL INTERNATIONAL EQUITY FUNDS	$1,446,150

Shares	EXCHANGE TRADED FUNDS — 0.1%	Value
10,000	SPDR Lehman International Treasury Bond ETF	$544,000

Par Value	U.S. GOVERNMENT & AGENCY BONDS — 50.6	Value
$ 2,000,000	Federal Farm Credit Bank, 5.950%, 3/16/09	$2,023,150
977,951	Government National Mortgage Association, 5.500%, 6/15/23	1,025,617
997,544	Government National Mortgage Association, 5.000%, 10/15/38	1,025,233
500,000	Tennessee Valley Authority, 5.625%, 1/18/11	534,032
13,000,000	U.S. Treasury Bills, 6/4/09	12,994,254
35,000,000	U.S. Treasury Bonds, 5.250%, 11/15/28	46,210,920
25,000,000	U.S. Treasury Bonds, 4.500%, 2/15/36	33,214,850
2,250,000	U.S. Treasury Inflation Indexed Note, 2.500%, 7/15/16	2,394,641
20,000,000	U.S. Treasury Notes, 4.500%, 2/15/09	20,108,408
15,000,000	U.S. Treasury Notes, 5.000%, 2/15/11	16,398,045
12,500,000	U.S. Treasury Notes, 4.875%, 2/15/12	13,987,300
13,000,000	U.S. Treasury Notes, 3.875%, 2/15/13	14,482,806
58,000,000	U.S. Treasury Notes, 4.625%, 2/15/17	68,594,049
60,000,000	U.S. Treasury Notes, 3.500%, 2/15/18	66,412,500
23,500,000	U.S. Treasury Notes, 4.375%, 2/15/38	31,475,313

	TOTAL U.S. GOVERNMENT & AGENCY BONDS	$330,881,118

	CORPORATE BONDS — 0.8%
$ 500,000	Anheuser-Busch Companies, Inc., 6.000%, 4/15/11	$499,616
2,500,000	Citigroup, Inc., 2.875%, 12/9/11	2,577,930
2,000,000	Walmart Stores, 5.250%, 9/1/35	1,991,324

	TOTAL CORPORATE BONDS	$5,068,870

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

Par Value	MUNICIPAL BONDS — 1.6%	Value
$ 1,000,000	Adams Co CO SD No 014 Ser 2006 UTGO, 5.000%, 12/1/26	$967,770
1,000,000	Citrus CA Community College Ser 2007B UTGO, 4.750%, 6/1/31	895,700
1,000,000	Friendswood TX ISD Ser 2008 UTGO (Schoolhouse), 5.000%, 2/15/37	967,690
1,000,000	Judson TX ISD Ser 2008 UTGO, 5.000%, 2/1/37	923,490
500,000	Kane & DeKalb Cntys IL Community Unit SD Bldg No 302
	Ser 2008 UTGO, 5.500%, 2/1/28	500,845
500,000	Lamar TX Consolidated ISD Ser 2008 UTGO (Schoolhouse),
	5.000%, 2/15/38	485,050
1,000,000	MA St Consolidated Loan Ser 2007C UTGO, 5.250%, 8/1/22	1,055,720
1,000,000	Marysville MI Pub SD Ser 2007 UTGO, 5.000%, 5/1/32	947,220
125,000	Mesa AZ IDA Rev Ser A (Discovery Health Systems), 5.625%, 1/1/29	131,704
500,000	Mt Healthy OH CSD Sch Impt Ser 2008 UTGO, 5.000%, 12/1/26	481,085
550,000	OH St Higher Ed Cap Fac Ser 2000A UTGO, 5.250%, 2/1/13	569,030
1,000,000	Ohio St Ser A, 5.375%, 9/1/28	1,030,940
500,000	Springboro OH Community CSD Ser 2007 UTGO, 5.250%, 12/1/23	520,065
1,000,000	Will and DuPage Cntys IL Ser 2007 UTGO (Bolingbrook), 5.000%, 1/1/37	892,420
	TOTAL MUNICIPAL BONDS	$10,368,729

Shares	SHORT TERM INVESTMENTS — 1.2%	Value
7,790,722	First American Treasury Money Market Fund	$7,790,722

	TOTAL INVESTMENT SECURITIES — 97.5%
	(Cost $617,198,872)	$636,577,772

	OTHER ASSETS IN EXCESS OF LIABILITIES — 2.5%	16,089,198

	NET ASSETS — 100.0%	$652,666,970

*  Non-income producing security.
CSD – City School District
IDA – Industrial Development Authority
ISD – Independent School District
PLC – Public Liability Company
SD – School District
UTGO – Unlimited Tax General Obligation
See accompanying notes to financial statements.

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

Shares	COMMON STOCKS — 96.6%	Value
	BASIC MATERIALS — 5.2%
40,600	NOVA Chemicals Corporation	$193,662
146,800	Olin Corporation	2,654,144
20,000	OM Group, Inc.*	422,200
51,554	Schnitzer Steel Industries, Inc. - Class A	1,941,008
48,800	W.R. Grace & Company*	291,336
		5,502,350
	CONGLOMERATE — 0.9%
115,200	LSB Industries, Inc.*	958,464
	CONSUMER, CYCLICAL — 15.1%
220,003	Barry (R.G.) Corporation*	1,144,016
59,820	BJ’s Wholesale Club, Inc.*	2,049,433
50,048	Dollar Tree, Inc.*	2,092,006
58,435	DreamWorks Animation SKG, Inc. - Class A*	1,476,068
65,800	JAKKS Pacific, Inc.*	1,357,454
64,240	Netflix, Inc.*	1,920,134
28,560	Polaris Industries, Inc.	818,244
109,528	The Buckle, Inc.	2,389,901
54,920	The Gymboree Corporation*	1,432,863
28,100	The Warnaco Group, Inc.*	551,603
68,880	True Religion Apparel, Inc.*	856,867
		16,088,589
	CONSUMER, NON-CYCLICAL — 18.3%
44,340	Brink’s Home Security Holdings, Inc.*	971,933
103,000	Cal-Maine Foods, Inc.	2,956,100
149,100	Darling International, Inc.*	818,559
221,320	Del Monte Foods Company	1,580,225
118,846	Fresh Del Monte Produce, Inc.*	2,664,527
85,874	Lincare Holdings, Inc.*	2,312,587
104,760	Omega Protein Corporation*	420,088
109,300	Ruddick Corporation	3,022,145
44,340	The Brink’s Company	1,191,859
152,940	Tupperware Brands Corporation	3,471,737
		19,409,760
	ENERGY — 3.5%
55,777	Basic Energy Services, Inc.*	727,332
40,820	Frontier Oil Corporation	515,557
34,400	Lufkin Industries, Inc.	1,186,800
28,800	Magellan Midstream Partners, L.P.	870,048
84,975	Parker Drilling Company*	246,428
13,672	Stone Energy Corporation*	150,665
		3,696,830

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	COMMON STOCKS — 96.6% (Continued)	Value
	FINANCIAL — 13.9%
71,880	American Financial Group, Inc.	$1,644,614
95,600	American Physicians Capital, Inc.	4,598,360
123,970	FPIC Insurance Group, Inc.*	5,427,407
80,880	Knight Capital Group, Inc. - Class A*	1,306,212
125,180	Oriental Financial Group, Inc.	757,339
64,020	Rent-A-Center, Inc.*	1,129,953
		14,863,885
	INDUSTRIAL — 16.3%
48,770	Ampco-Pittsburgh Corporation	1,058,309
97,200	Applied Industrial Technologies, Inc.	1,839,024
38,504	Cascade Corporation	1,149,729
133,000	Chase Corporation	1,501,570
51,430	Gardner Denver, Inc.*	1,200,376
127,310	GrafTech International Ltd.*	1,059,219
32,300	Greif, Inc. - Class A	1,079,789
29,550	GulfMark Offshore, Inc.*	702,995
635,881	North American Galvanizing & Coatings, Inc.*	2,435,424
85,800	Tsakos Energy Navigation Ltd.	1,571,856
97,420	VSE Corporation	3,821,787
		17,420,078
	TECHNOLOGY — 11.6%
331,054	Amkor Technology, Inc.*	721,698
241,898	CGI Group, Inc. - Class A*	1,886,804
144,440	CIBER, Inc.*	694,756
25,700	Comtech Telecommunications Corporation*	1,177,574
53,419	Corel Corporation*	145,834
28,278	Hurco Companies, Inc.*	339,336
53,960	Integral Systems, Inc.*	650,218
24,900	Preformed Line Products Company	1,146,396
37,200	Shanda Interactive Entertainment Ltd.*	1,203,792
69,927	Sybase, Inc.*	1,732,092
33,780	Triumph Group, Inc.	1,434,299
64,236	WESCO International, Inc.*	1,235,258
		12,368,057
	UTILITIES — 11.8%
96,871	Atlantic Tele-Network, Inc.	2,571,926
78,780	CenturyTel, Inc.	2,153,057
86,860	El Paso Electric Company*	1,571,297
109,379	Hawaiian Electric Industries, Inc.	2,421,651
41,420	New Jersey Resources Corporation	1,629,877
69,539	WGL Holdings, Inc.	2,273,230
		12,621,038

	TOTAL COMMON STOCKS	$102,929,051

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	SHORT TERM INVESTMENTS — 0.9%	Value
1,000,000	U.S. Treasury Bills, 6/4/09	$999,558

	TOTAL INVESTMENT SECURITIES — 97.5%
	(Cost $130,354,426)	$103,928,609
	OTHER ASSETS IN EXCESS OF LIABILITIES — 2.5%	2,708,827

	NET ASSETS — 100.0%	$106,637,436

*  Non-income producing security.
See accompanying notes to financial statements.

JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

Shares	COMMON STOCKS — 76.6%	Value
	BASIC MATERIALS — 6.3%
24,400	Dow Chemical Company†	$368,196
10,100	FMC Corporation †	451,773
32,800	Methanex Corporation†	368,672
11,600	Nucor Corporation†	535,920
33,300	RPM International, Inc. †	442,557
7,800	Schnitzer Steel Industries, Inc. - Class A†	293,670
6,980	Terra Nitrogen Company, L.P. †	661,425
		3,122,213
	CONSUMER, CYCLICAL — 15.6%
61,140	Bob Evans Farms, Inc. †	1,249,090
33,975	Dollar Tree, Inc.* †	1,420,154
24,550	McDonald’s Corporation†	1,526,764
24,800	NIKE, Inc. - Class B†	1,264,800
51,385	The Buckle, Inc. †	1,121,221
26,400	The Gymboree Corporation*†	688,776
20,000	The Home Depot, Inc.	460,400
		7,731,205
	CONSUMER, NON-CYCLICAL — 12.1%
50,400	Darling International, Inc.* †	276,696
19,400	Health Care Select Sector SPDR Fund†	515,070
22,500	Kroger Company†	594,225
25,070	Merck & Company, Inc. †	762,128
30,200	The Brink's Company†	811,776
40,360	Tupperware Brands Corporation†	916,172
28,300	Watson Wyatt Worldwide, Inc. †	1,353,306
20,200	Wyeth†	757,702
		5,987,075
	ENERGY — 8.2%
8,500	Apache Corporation†	633,505
25,900	Bolt Technology Corporation*†	180,264
18,330	Devon Energy Corporation†	1,204,464
14,250	Exxon Mobil Corporation†	1,137,578
9,300	Hess Corporation†	498,852
34,900	Stone Energy Corporation*†	384,598
		4,039,261
	FINANCIAL — 5.5%
69,400	AmTrust Financial Services, Inc.†	805,040
19,570	Assurant, Inc. †	587,100
78,700	Financial Select Sector SPDR Fund†	993,194
8,800	Hospitality Properties Trust†	130,856
34,100	Oriental Financial Group, Inc. †	206,305
		2,722,495

JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	COMMON STOCKS — 76.6% (Continued)	Value
	INDUSTRIAL — 6.7%
20,500	CSX Corporation†	$665,635
23,700	Cummins, Inc. †	633,501
18,600	Greif, Inc. - Class A†	621,798
15,400	GulfMark Offshore, Inc.* †	366,366
5,300	Norfolk Southern Corporation	249,365
27,950	Owens-Illinois, Inc.* †	763,874
		3,300,539
	TECHNOLOGY — 9.6%
35,100	Arrow Electronics, Inc.* †	661,284
22,500	Avnet, Inc.* †	409,725
21,730	Hewlett-Packard Company†	788,582
27,250	Hurco Companies, Inc.* †	327,000
11,090	International Business Machines Corporation (IBM) †	933,334
14,190	Northrop Grumman Corporation†	639,118
18,600	Symantec Corporation*	251,472
17,100	Triumph Group, Inc. †	726,066
		4,736,581
	UTILITIES — 12.6%
39,500	American Electric Power Company, Inc. †	1,314,560
47,300	AT&T, Inc. †	1,348,050
35,930	MDU Resources Group, Inc. †	775,369
30,430	Sempra Energy†	1,297,231
31,800	The Laclede Group, Inc. †	1,489,512
		6,224,722

	TOTAL COMMON STOCKS	$37,864,091

Shares	SHORT TERM INVESTMENTS — 20.2%	Value
10,000,000	U.S. Treasury Bills, 6/4/09	$9,995,580

	TOTAL INVESTMENT SECURITIES — 96.8%
	(Cost $53,277,545)	$47,859,671

	SEGREGATED CASH WITH BROKERS — 59.7%	29,504,571

	SECURITIES SOLD SHORT — (59.2)% (Proceeds $37,612,225)	(29,265,399)

	OTHER ASSETS IN EXCESS OF LIABILITIES — 2.7%	1,325,548

	NET ASSETS — 100.0%	$49,424,391

*	Non-income producing security.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $36,192,357.
See accompanying notes to financial statements.

JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
December 31, 2008 (Unaudited)

Shares	COMMON STOCKS — 58.4%	Value
	BASIC MATERIALS — 2.9%
38,200	Cooper Tire & Rubber Company	$235,312
32,900	Foundation Coal Holdings, Inc.	461,258
14,575	James River Coal Company	223,435
71,150	Louisiana-Pacific Corporation	110,994
42,376	MAG Silver Corporation	190,692
21,800	Zoltek Companies, Inc.	195,982
		1,417,673
	CONSUMER, CYCLICAL — 8.7%
13,075	Cavco Industries, Inc.	351,587
25,050	Centex Corporation	266,532
100,175	Champion Enterprises, Inc.	56,097
40,975	D.R. Horton, Inc.	289,693
26,925	Gaylord Entertainment Company	291,867
36,300	GSI Commerce, Inc.	381,876
23,005	KB HOME	313,328
17,400	Lamar Advertising Company	218,544
18,375	Las Vegas Sands Corporation	108,964
14,630	Lennar Corporation	126,842
21,375	MercadoLibre, Inc.	350,764
68,650	Morgans Hotel Group	319,909
46,150	Pinnacle Entertainment, Inc.	354,432
39,090	Pulte Homes, Inc.	427,254
24,900	The Ryland Group, Inc.	439,983
		4,297,672
	CONSUMER, NON-CYCLICAL — 8.3%
57,550	Accuray, Inc.	296,958
13,600	AMAG Pharmaceuticals, Inc.	487,560
12,175	Cepheid, Inc.	126,376
7,150	Clinical Data, Inc.	63,636
21,200	comScore, Inc.	270,300
37,500	Elan Corporation plc ADR	225,000
28,225	Eurand NV	243,017
63,440	ev3, Inc.	386,984
26,025	Hansen Medical, Inc.	187,900
22,258	Insulet Corporation	171,832
36,230	MDS, Inc.	222,090
124,400	Nektar Therapeutics	691,664
28,900	Rigel Pharmaceuticals, Inc.	231,200
54,690	Senomyx, Inc.	152,585
34,650	Smart Balance, Inc.	235,620
15,600	The Great Atlantic & Pacific Tea Company, Inc.	97,812
		4,090,534

JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

Shares	COMMON STOCKS — 58.4% (Continued)	Value
	ENERGY — 1.6%
24,550	Alon USA Energy, Inc.	$224,632
25,178	BPZ Resources, Inc.	161,140
38,950	Clean Energy Fuels Corporation	235,258
37,000	Delta Petroleum Corporation	176,120
		797,150
	FINANCIAL — 11.2%
34,125	Boston Private Financial Holdings, Inc.	233,415
24,725	East West Bancorp, Inc.	394,858
65,674	First Horizon National Corporation	694,174
8,070	Forest City Enterprises, Inc. - Class A	54,070
13,250	KBW, Inc.	304,750
42,050	Kingsway Financial Services, Inc.	229,172
22,025	Legg Mason, Inc.	482,568
40,975	MBIA, Inc.	166,768
8,300	Northern Trust Corporation	432,762
10,800	Piper Jaffray Companies, Inc.	429,408
17,500	PrivateBancorp, Inc.	568,050
19,775	Stewart Information Services Corporation	464,515
39,460	TFS Financial Corporation	509,034
14,475	The St. Joe Company	352,032
16,675	UBS AG ADR	238,452
		5,554,028
	INDUSTRIAL — 2.5%
24,000	American Superconductor Corporation	391,440
42,325	Golar LNG Ltd.	286,117
8,350	Metabolix, Inc.	106,212
39,800	Modine Manufacturing Company	193,826
50,925	Taser International, Inc.	268,884
		1,246,479
	INTERNATIONAL — 1.3%
20,875	AngloGold Ashanti Ltd. ADR	578,446
8,600	Chicago Bridge & Iron Company N.V. ADR	86,430
		664,876
	TECHNOLOGY — 19.3%
47,335	3D Systems Corporation	375,840
37,625	3PAR, Inc.	287,079
34,100	ACI Worldwide, Inc.	542,190
18,600	Acorda Therapeutics, Inc.	381,486
15,625	Advent Software, Inc.	312,031
14,185	Affymax, Inc.	141,709
72,550	Affymetrix, Inc.	216,924
28,625	Amylin Pharmaceuticals, Inc.	310,581
109,750	Arena Pharmaceuticals, Inc.	457,657

JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

Shares	COMMON STOCKS — 58.4% (Continued)	Value
	TECHNOLOGY — 19.3% (Continued)
112,650	Aruba Networks, Inc.	$287,257
21,075	BioMarin Pharmaceutical, Inc.	375,135
27,600	Cavium Networks, Inc.	290,076
46,600	Clearwire Corporation - Class A	229,738
17,325	Cougar Biotechnology, Inc.	450,450
44,025	Cypress Bioscience, Inc.	301,131
16,500	Electronic Arts, Inc.	264,660
78,890	Micron Technology, Inc.	208,271
86,475	Palm, Inc.	265,478
23,200	Progenics Pharmaceuticals, Inc.	239,192
43,620	Rambus, Inc.	694,430
33,925	SanDisk Corporation	325,680
26,900	SBA Communications Corporation	439,008
22,525	Sequenom, Inc.	446,896
18,675	Tessera Technologies, Inc.	221,859
17,800	The Ultimate Software Group, Inc.	259,880
38,130	Theravance, Inc.	472,431
23,125	VeriFone Holdings, Inc.	113,313
20,150	Vocus, Inc.	366,931
9,550	XenoPort, Inc.	239,514
		9,516,827
	UTILITIES — 2.6%
29,975	Cbeyond, Inc.	479,000
40,725	EnerNOC, Inc.	302,994
52,925	Southwest Water Company	170,419
12,075	Southwestern Energy Company	349,813
		1,302,226

	TOTAL COMMON STOCKS SOLD SHORT	$28,887,465

Shares	INTERNATIONAL EQUITY FUNDS — 0.8%	Value
10,800	iShares FTSE/Xinhua China 25 Index Fund	$315,144
4,200	Powershares Golden Dragon Halter USX China Portfolio	62,790

	TOTAL INTERNATIONAL EQUITY FUNDS SOLD SHORT	$377,934

	TOTAL INVESTMENTS SOLD SHORT — 59.2% (Proceeds $37,612,225)	$29,265,399

ADR – American Depository Receipts.
PLC – Public Liability Company.
See accompanying notes to financial statements.

JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

Shares	COMMON STOCKS — 90.8%	Value
	BASIC MATERIALS — 8.7%
10,630	Celanese Corporation	$132,131
7,400	FMC Corporation	331,002
3,780	Nucor Corporation	174,636
1,400	Potash Corporation of Saskatchewan	102,508
4,456	Schnitzer Steel Industries, Inc. - Class A	167,768
		908,045
	CONSUMER, CYCLICAL — 15.8%
3,500	BJ’s Wholesale Club, Inc.*	119,910
5,088	Consumer Discretionary SPDR Fund	109,748
5,840	Dollar Tree, Inc.*	244,112
7,180	JAKKS Pacific, Inc.*	148,123
5,260	McDonald’s Corporation	327,119
4,900	Netflix, Inc.*	146,461
13,674	The Buckle, Inc.	298,367
5,660	The Gymboree Corporation*	147,669
4,440	Walt Disney Company	100,744
		1,642,253
	CONSUMER, NON-CYCLICAL — 14.2%
4,340	Brink’s Home Security Holdings, Inc.*	95,133
950	Bunge Ltd.	49,182
6,580	Hewitt Associates, Inc. - Class A*	186,740
3,916	Kroger Company	103,422
31,780	Omega Protein Corporation*	127,438
6,140	Pfizer, Inc.	108,739
10,500	Sara Lee Corporation	102,795
4,340	The Brink’s Company	116,659
4,740	Tupperware Brands Corporation	107,598
10,000	Watson Wyatt Worldwide, Inc. - Class A	478,200
		1,475,906
	ENERGY — 6.3%
1,410	Apache Corporation	105,087
1,580	Devon Energy Corporation	103,822
2,900	Exxon Mobil Corporation	231,507
10,800	Mariner Energy, Inc.*	110,160
4,800	Valero Energy Corporation	103,872
		654,448
	FINANCIAL — 12.6%
10,665	American Financial Group, Inc.	244,015
9,180	American Physicians Capital, Inc.	441,558
6,700	Amerisafe, Inc.*	137,551
4,360	Assurant, Inc.	130,800
13,120	Financial Select Sector SPDR Fund	165,574
5,660	Knight Capital Group, Inc. - Class A*	91,409

JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	COMMON STOCKS — 90.8% (Continued)	Value
	FINANCIAL — 12.6% (Continued)
6,240	Mercer Insurance Group, Inc.	$78,874
4,360	Oriental Financial Group, Inc.	26,378
		1,316,159
	INDUSTRIAL — 7.5%
4,620	Ampco-Pittsburgh Corporation	100,254
3,100	CSX Corporation	100,657
4,880	Cummins, Inc.	130,442
6,960	Gardner Denver, Inc.*	162,447
7,500	GrafTech International Ltd.*	62,400
3,760	Greif, Inc. - Class A	125,697
2,240	GulfMark Offshore, Inc.*	53,290
1,149	Parker Hannifin Corporation	48,878
		784,065
	TECHNOLOGY — 11.7%
10,440	CIBER, Inc.	50,216
6,680	Hewlett-Packard Company	242,417
13,980	Integral Systems, Inc.*	168,459
2,990	International Business Machines Corporation (IBM)	251,639
4,340	Northrop Grumman Corporation	195,474
7,900	Symantec Corporation*	106,808
13,200	Technology Select Sector SPDR Fund	203,412
		1,218,425
	UTILITIES — 14.0%
8,820	Alliant Energy Corporation	257,368
5,040	American Electric Power Company, Inc.	167,731
17,200	AT&T, Inc.	490,199
3,700	CenturyTel, Inc.	101,121
1,900	DTE Energy Company	67,773
1,580	Edison International	50,750
10,890	Energen Corporation	319,404
		1,454,346

	TOTAL COMMON STOCKS	$9,453,647

	PREFERRED STOCKS — 2.0%
	FINANCIAL — 0.8%
4,000	General Electric Capital Corporation, 6.00%, 4/24/12	$84,000

	UTILITIES — 1.2%
5,000	AT&T, Inc., 6.375%, 2/15/12	124,700

	TOTAL PREFERRED STOCKS	$208,700

JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Par Value	U.S. GOVERNMENT & AGENCY BONDS — 2.9%	Value
$ 275,000	U.S. Treasury Bonds, 3.125%, 4/30/13	$297,666

Shares	SHORT TERM INVESTMENTS — 10.6%	Value
1,103,634	First American Treasury Money Market Fund	$1,103,634

	TOTAL INVESTMENT SECURITIES — 106.3%
	(Cost $13,080,403)	$11,063,647

	LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3%)	(651,978)

	NET ASSETS — 100.0%	$10,411,669

*  Non-income producing security.
See accompanying notes to financial statements.

JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

Shares	COMMON STOCKS — 94.1%	Value
	BASIC MATERIALS — 9.2%
5,000	Albermarle Corporation	$111,500
2,500	FMC Corp.	111,825
7,000	Methanex Corporation	78,680
8,000	RPM International, Inc.	106,320
		408,325
	CONSUMER, CYCLICAL — 12.1%
4,000	BJ’s Wholesale Club, Inc.*	137,040
2,000	Bristow Group, Inc.*	53,580
4,000	Darden Restaurants, Inc.	112,720
5,500	Dollar Tree, Inc.*	229,900
		533,240
	CONSUMER, NON-CYCLICAL — 25.0%
3,000	Brink’s Home Security Holdings, Inc.*	65,760
3,000	Cal-Maine Foods, Inc.	86,100
8,500	Darling International, Inc.*	46,665
2,000	Molson Coors Brewing Company - Class B	97,840
4,000	Ruddick Corporation	110,600
12,500	Sara Lee Corporation	122,375
5,000	The Brink’s Company	134,400
3,200	The Toro Company	105,600
6,500	Tupperware Brands Corporation	147,550
4,000	Watson Wyatt Worldwide, Inc. - Class A	191,280
		1,108,170
	ENERGY — 7.6%
10,000	Frontier Oil Corporation	126,300
1,600	Questar Corporation	52,304
1,950	Stone Energy Corporation*	21,489
3,000	Sunoco Logistics Partners L.P.	135,420
		335,513
	FINANCIAL — 11.9%
5,000	American Financial Group, Inc.	114,400
3,000	Assurant, Inc.	90,000
4,000	International Bancshares Corporation	87,320
10,000	Knight Capital Group, Inc. - Class A*	161,500
4,000	Rent-A-Center, Inc.	70,600
		523,820

JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS

Shares	COMMON STOCKS — 94.1% (Continued)	Value
	INDUSTRIAL — 8.6%
2,500	AGCO Corporation*	$58,975
3,500	Gardner Denver, Inc.*	81,690
7,500	GrafTech International Ltd.*	62,400
3,000	Greif, Inc. - Class A	100,290
4,000	The Timken Company	78,520
		381,875
	TECHNOLOGY — 9.5%
3,000	Comtech Telecommunications Corporation*	137,460
8,000	Integral Systems, Inc.*	96,400
3,000	Teledyne Technologies, Inc.*	133,650
4,500	Western Digital Corporation*	51,525
		419,035
	UTILITIES — 10.2%
4,000	CenturyTel, Inc.	109,320
3,000	DTE Energy Company	107,010
3,500	Energen Corporation	102,655
6,000	MDU Resources Group, Inc.	129,480
		448,465

	TOTAL COMMON STOCKS	$4,158,443

Shares	PREFERRED STOCK — 1.0%	Value
	FINANCIAL — 1.0%
2,500	Celanese Corporation, Series P, 4.25%	$42,125

Shares	SHORT TERM INVESTMENTS — 4.2%	Value
187,611	First American Treasury Money Market Fund	$187,611

	TOTAL INVESTMENT SECURITIES — 99.3%
	(Cost $6,003,521)	$4,388,179

	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%	29,222

	NET ASSETS — 100.0%	$4,417,401

*  Non-income producing security.
ADR – American Depository Receipts.
See accompanying notes to financial statements.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2008 (Unaudited)

1. General Information and Significant Accounting Policies

James Balanced:  Golden Rainbow Fund, James Small Cap Fund, James Market Neutral Fund and James Mid Cap Fund are each a diversified series of James Advantage Funds (the “Trust”), and James Equity Fund is a non-diversified series of the Trust (individually the “Fund,” collectively the “Funds”).  The Trust is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997.  The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”). James Balanced:  Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, James Balanced:  Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund and James Market Neutral Fund each commenced its public offering of shares on October 2, 1998.  The James Equity Fund commenced its public offering of shares on November 1, 1999.  The James Mid Cap Fund commenced its public offering of shares on June 30, 2006.

James Balanced:  Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies.

James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock markets. The Fund seeks to achieve its objective by investing in common stocks that James believes are undervalued and more likely to appreciate, and selling short common stocks that James believes are overvalued and more likely to depreciate.

James Equity Fund seeks to provide long-term capital appreciation and outperform the Standard & Poor’s 500 Index (the “S&P 500 Index”).  The Fund seeks to achieve its objective by investing primarily in equity securities without regard to the market capitalization of the stock. The Fund often buys stocks in the S&P 500 Index.

James Mid Cap Fund seeks to provide long-term capital appreciation.  The Fund seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Share Valuation
The net asset value per share of each Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value is determined as of the close of the NYSE (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business, and on any other day on which there is sufficient trading in a Fund’s securities to materially affect the net asset value.

Redemption Fees
Effective February 21, 2007, the Board of Trustees of the James Advantage Funds voted to abolish the redemption fees for the James Small Cap Fund, the James Market Neutral Fund, the James Equity Fund, and the James Mid Cap Fund.  Prior to February 21, 2007, the Funds charged a redemption fee of 1.00% of the amount redeemed if the shares sold were held for fewer than 90 days.  The redemption fees were paid directly to the Funds.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Securities Valuation
Securities that are traded on any exchange are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in James’s opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ over-the-counter market are valued at their NASDAQ Official Closing Price (“NOCP”) for all NASDAQ National Market (“NNM”) and NASDAQ Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which the Fund calculates its net asset value) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Funds may use pricing services to determine market value for securities. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, securities maturing within 60 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2008:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs
Investments in Securities: (Assets)
James Balanced: Golden Rainbow Fund	$290,259,056	$346,318,716	$—
James Small Cap Fund	102,929,051	999,558	—
James Market Neutral Fund	67,368,663	9,995,580	—
James Equity Fund	10,765,981	297,666	—
James Mid Cap Fund	4,388,179	—	—
Investments in Securities Sold Short: (Liabilities)
James Market Neutral Fund	$29,265,399	$—	$—

*
Included in Level 2 – Other Significant Observable Inputs are U.S. Treasury securities totaling $326,273,085, $999,558, $9,995,580, and $297,666 for the James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Market Neutral, and James Equity Fund, respectively.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced:  Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of December 31, 2008, the James Balanced: Golden Rainbow Fund had no such outstanding purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Short Sales and Segregated Cash
The James Market Neutral Fund (the “Fund”) actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend and record that amount as an expense.

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

Investment Income
Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on all debt securities. Amortization and accretion is calculated using the effective yield method.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Dividends and Distributions to Shareholders
Net investment income, if any, is generally declared and distributed to shareholders of each Fund quarterly. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  Accordingly, temporary overdistributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from security transactions, where applicable.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

Federal Income Taxes
The Funds generally intend to distribute all taxable income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required.

The tax character of distributions paid for the years ended June 30, 2008 and 2007 was as follows:

	James Balanced: Golden Rainbow Fund		James Small Cap Fund

	2008	2007	2008	2007

From ordinary income	$8,530,879	$6,967,365	$1,055,734	$3,153,359
From long-term capital gains	6,766,534	5,273,855	—	649,545
From return of capital	—	—	—	144,227
	$15,297,413	$12,241,220	$1,055,734	$3,947,131

	James Market Neutral Fund		James Equity Fund		James Mid Cap Fund

	2008	2007	2008	2007	2008	2007

From ordinary income	$629,826	$2,166,597	$47,752	$97,518	$18,785	$14,614
From long-term capital gains	—	—	12,335	—	—	—
	$629,826	$2,166,597	$60,087	$97,518	$18,785	$14,614

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of June 30, 2008:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Market Neutral Fund	James Equity Fund	James Mid Cap Fund

Cost of portfolio investments	$433,416,829	$164,960,498	$52,505,418	$15,829,196	$5,622,336
Gross unrealized appreciation	$47,831,489	$24,850,734	$4,912,329	$3,218,823	$740,112
Gross unrealized depreciation	(6,392,082)	(10,792,467)	(1,788,087)	(553,034)	(363,493)
Net unrealized appreciation	41,439,407	14,058,267	3,124,242	2,665,789	376,619
Net unrealized appreciation
on securities sold short	—	—	6,645,490	—	—
Capital loss carryforward	—	(17,239,544)	(7,293,231)	—	(47,388)
Post-October losses	(1,285,637)	(15,772,951)	(866,178)	—	(240,896)
Undistributed net investment income	—	—	—	—	525
Undistributed long-term gains	30,786	—	—	1,230,653	—
Other temporary differences	(79,529)	(5,685)	—	—	—
Accumulated earnings	$40,105,027	$(18,959,913)	$1,610,323	$3,896,442	$88,860

The difference between the cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences differences in the recognition of capital losses under income tax regulations and GAAP.

During the year ended June 30, 2008, the James Market Neutral and the James Equity Fund utilized $1,649,049 and $1,033,467 of capital loss carryforwards, respectively. The capital loss carryforwards remaining as of June 30, 2008 in the table below expire as follows:

	Amount	Expiration Date
James Small Cap Fund	$17,239,544	June 30, 2016
James Market Neutral Fund	$194,196	June 30, 2013
	$642,007	June 30, 2014
	$6,457,028	June 30, 2015
James Mid Cap Fund	$47,388	June 30, 2016

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The Funds have analyzed their tax positions on Federal income tax returns for all open years (tax years ended June 30, 2005 through 2008) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in the financial statements.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Reclassification of Capital Accounts
Reclassifications result primarily from the difference in the tax treatment of net investment losses and distributions in excess of net invesment income.  The following reclassifications have been made on the Statement of Assets and Liabilities and have no impact on the net assets or net asset value of the Funds:

	Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Gains (Losses)
James Balanced: Golden Rainbow Fund	$—	$20,593	$(20,593)
James Small Cap Fund	$(20,947)	$20,947	$—
James Market Neutral Fund	$(292,157)	$305,071	$(12,914)
James Equity Fund	$—	$12,335	$(12,335)
James Mid Cap Fund	$—	$4,214	$(4,214)

As of December 31, 2008, the James Advantage Funds had the following federal tax cost resulting in net unrealized appreciation/depreciation as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
James Balanced: Golden Rainbow Fund	$617,856,211	$71,032,467	$(52,310,906)	$18,721,561
James Small Cap Fund	$130,354,426	$6,304,253	$(32,730,070)	$(26,425,817)
James Market Neutral Fund	$53,396,717	$14,572,142	$(11,762,361)	$2,809,781
James Equity Fund	$13,080,403	$721,769	$(2,738,525)	$(2,016,756)
James Mid Cap Fund	$6,003,521	$124,664	$(1,740,006)	$(1,615,342)

2. Securities Transactions

Purchases and sales (including maturities) of investments in long-term U.S. Government obligations for James Balanced:  Golden Rainbow Fund for the six months ended December 31, 2008 was as follows:

	Purchases	Sales
James Balanced: Golden Rainbow Fund	$95,563,346	$37,098,906

Purchases and sales (including maturities) of investments in other securities for the six months ended December 31, 2008 were as follows:

	Purchases	Sales

James Balanced: Golden Rainbow Fund	$194,458,281	$13,466,988
James Small Cap Fund	39,004,059	29,869,970
James Market Neutral Fund	24,902,067	6,543,896
James Equity Fund	5,046,398	3,258,080
James Mid Cap Fund	1,193,873	423,000

For the six months ended December 31, 2008, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $21,665,264 and $21,859,978, respectively, for the James Market Neutral Fund.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

3. Management Fee and Other Transactions with Affiliates

A trustee and certain officers of the Trust were also officers of James or JPMorgan Chase Bank, N.A. (“JPMorgan”), the administrative services agent, shareholder services and transfer agent and accounting services agent for the Trust during the six months ended December 31, 2008.

Investment Management Agreement
The Funds retain James to manage the Funds’ investments. The investment decisions for the Funds are made by a committee of James’ personnel, which is primarily responsible for the day-to-day management of each Fund’s portfolio. James Balanced:  Golden Rainbow Fund is authorized to pay James a fee equal to an annual rate of 0.74% of its average daily net assets.  James Balanced:  Golden Rainbow Fund is responsible for the payment of all operating expenses of the Fund.

James is authorized to receive a fee equal to (a) an annual rate of 1.25% of the average daily net assets of the James Small Cap Fund, James Equity Fund and James Mid Cap Fund, and 1.70% of James Market Neutral Fund; minus (b) the fees and expenses of the non-interested person trustees incurred by the applicable Fund.

James is responsible for the payment of all operating expenses of the James Small Cap Fund, James Market Neutral Fund, James Equity Fund, and James Mid Cap Fund, except for brokerage fees and commissions, taxes, interest (including dividend expense on securities sold short) and 12b-1 expenses.

Administrative Services Agreement
Under the terms of an Administrative Services Agreement with the Trust, JPMorgan supplies executive and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, JPMorgan receives a monthly fee paid by James Balanced:  Golden Rainbow Fund, and paid by James for the James Small Cap Fund, James Market Neutral Fund, James Equity Fund and James Mid Cap Fund, based on the Funds’ aggregate average daily net assets, subject to a minimum monthly fee.

Transfer Agent and Shareholder Service Agreement
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, JPMorgan maintains the records of each shareholder’s account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of each Funds’ shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee paid by James Balanced:  Golden Rainbow Fund, and paid by James for the James Small Cap Fund,  James Market Neutral Fund, James Equity Fund and James Mid Cap Fund, subject to a minimum monthly fee. In addition, James Balanced:  Golden Rainbow Fund and James pay JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

Accounting Services Agreement
Under the terms of the Accounting Services Agreement with the Trust, JPMorgan calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, JPMorgan receives a monthly fee from James Balanced:  Golden Rainbow Fund and from James with respect to each of the James Small Cap Fund, James Market Neutral Fund, James Equity Fund and James Mid Cap Fund. In addition, JPMorgan is reimbursed by James Balanced:  Golden Rainbow Fund and James for certain out-of-pocket expenses incurred by JPMorgan in obtaining valuations of the Funds’ portfolio securities.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Plan of Distribution
Each Fund has a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) under which the Fund may incur or reimburse James for expenses related to the distribution and promotion of its shares. The annual limitation for payment of such expenses under the Plans of James Balanced:  Golden Rainbow Fund, James Small Cap Fund, James Market Neutral Fund, James Equity Fund and James Mid Cap Fund is 0.25% of the average daily net assets of each respective Fund.

Compliance Services Agreement
Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for JPMorgan on behalf of the funds and providing administrative support services to the Funds’ Compliance Program and Chief Compliance Officer.

Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2008, Charles Schwab & Co., Inc. owned, for the benefit of its customers, 50.79% of the James Balanced: Golden Rainbow Fund.  James, Dr. Frank James, and other affiliates of James owned 59.61% of the James Mid Cap Fund.

4. Commitments and Contingencies

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

JAMES ADVANTAGE FUNDS
OTHER ITEMS (Unaudited)

Proxy Voting Guidelines
James is responsible for exercising the voting rights associated with the securities purchased and held by the Funds.  A description of the policies and procedures that James uses in fulfilling this responsibility and information regarding how those proxies were voted during the most recent twelve month period ended June 30 are available without charge upon request by calling toll free 1-800-995-2637.  These items are also available on the Securities and Exchange Commission’s website at http://www.sec.gov. and on the James’ website at www.jamesfunds.com.

Quarterly Portfolio Disclosure
James files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q.  The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-800-995-2637.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shareholder Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 through December 31, 2008).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2008” to estimate the expenses you paid on your account during this period, if you held your shares for the entire period.

JAMES ADVANTAGE FUNDS
OTHER ITEMS (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing cost only.  The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

	Net Expense Ratio Annualized December 31, 2008	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During the Six Months Ended December 31, 2008*

James Balanced: Golden Rainbow Fund
Actual	1.13%	$1,000.00	$952.10	$5.55
Hypothetical	1.13%	$1,000.00	$1,019.52	$5.74

James Small Cap Fund
Actual	1.50%	$1,000.00	$699.60	$6.43
Hypothetical	1.50%	$1,000.00	$1,017.64	$7.63

James Market Neutral Fund
Actual	2.39%	$1,000.00	$952.00	$11.74
Hypothetical	2.39%	$1,000.00	$1,013.18	$12.11

James Equity Fund
Actual	1.50%	$1,000.00	$1,000.00	$7.56
Hypothetical	1.50%	$1,000.00	$1,017.65	$7.63

James Mid Cap Fund
Actual	1.50%	$1,000.00	$1,000.00	$7.55
Hypothetical	1.50%	$1,000.00	$1,017.65	$7.62

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

JAMES ADVANTAGE FUNDS
OTHER ITEMS (Unaudited) (Continued)

In the annual report for the fiscal year ended June 30, 2008, the James Market Neutral Fund’s Actual and Hypothetical expense example was incorrect because the calculation erroneously excluded the dividend expense on securities sold short.  The corrected Actual and Hypothetical expense example for the six months ended June 30, 2008, which includes the dividend expense on securities sold short, is as follows:

	Net Expense Ratio Annualized June 30, 2008	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During the Six Months Ended June 30, 2008
Actual	3.33%	$1,000.00	$997.60	$16.54
Hypothetical	3.33%	$1,000.00	$1,008.30	$16.63

INVESTMENT ADVISER
James Investment Research, Inc.
P.O. Box 8
Alpha, Ohio 45301
info@jamesfunds.com

•

CUSTODIAN
U.S. Bank
425 Walnut Street
Cincinnati, Ohio 45202

•

TRANSFER AGENT
JPMorgan Chase Bank, N.A.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

•

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
250 East Fifth Street
Suite 1900
Cincinnati, Ohio 45202

•

DISTRIBUTOR
IFS Fund Distributors, Inc.
303 Broadway
Cincinnati, Ohio 45202

•

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street
14th Floor
Cincinnati, Ohio 45202

www.jamesfunds.com

For information about the Funds, or to
make inquiries about the Funds, please call
1-800-99JAMES (1-800-995-2637).

FORM IFS-163-0201

Item 2.	Code of Ethics.

Not Applicable

Item 3.	Audit Committee Financial Expert.

Not Applicable

Item 4.	Principal Accountant Fees and Services.

Not Applicable

Item 5.	Audit Committee of Listed Companies.

Not applicable.

Item 6.	Schedule of Investments.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Funds.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Funds.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable

Item 11.	Controls and Procedures.

 (a)           Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The James Advantage Funds

By (Signature and Title)

/s/ Barry R. James
Barry R. James
President

Date:  March 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Barry R. James
Barry R. James
President

Date:  March 3, 2009

By (Signature and Title)

/s/ Thomas L. Mangan
Thomas L. Mangan
Treasurer, Chief Financial Officer

Date:  March 3, 2009